Discontinued Operations - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Document Period End Date	Mar. 31, 2019
Gain on disposal of discontinued operations	$ 0	$ (6,261)	$ (6,161)
Proceeds from sale of discontinued operations	0	6,844	6,844
Medical Device Sales And Service Post-Warranty Service Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation	2	0	2	$ 34
Amortization of intangible assets	13	0	13	1,667
Gain on disposal of discontinued operations			(6,161)	0
Gain on sale of discontinued operations	(6,261)	0
Share-based compensation	(1)	0	0	18
Proceeds from sale of discontinued operations	$ 6,844	$ 0	$ 6,844	$ 0